Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
OPERATING ACTIVITIES
Net loss	$ (1,863,808)	$ (7,067,626)
Adjustments for:
Amortization	2,821	8,989
Depreciation	143,122	57,506
Impairment of accounts receivable		198,513
Change in fair value of derivative liability	(1,817,569)	(57,314)
Impairment of inventory	148,760	77,047
Impairment (Gain) on recovery of notes receivable	(6,751)
Finance and other costs	485,849	1,275
Gain on disposal of assets	(43,528)	(21,203)
Income from government assistance
Share-based payments	198,907	540,563
Adjustments for profit loss	(2,752,197)	(6,262,250)
Net changes in non-cash working capital items:
Receivables	2,832	404,458
Inventory	(11,845)	(558,352)
Prepaids	268,279	419,350
Trade payables and accrued liabilities	(111,045)	392,643
Customer deposits	(42,321)	40,467
Deferred income	228	(59,732)
Cash used in operating activities	(2,646,069)	(5,623,416)
INVESTING ACTIVITIES
Purchase of equipment	(4,066)	(74,415)
Disposal of equipment	73,366	45,774
Repayment of notes receivable	6,751	33,369
Cash provided by (used in) investing activities	76,051	4,728
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing	4,877,475	12,605,112
Share issue costs	(889,482)	(1,393,737)
Proceeds from issuance of common shares for warrants exercised	513
Repayment of loans	(81,685)	(1,686)
Repayment of lease liabilities	(81,117)	(30,444)
Cash provided by (used in) financing activities	3,825,704	11,179,245
Effects of exchange rate changes on cash	(9,562)	(86,402)
Change in cash	1,255,686	5,560,557
Cash and cash equivalents, beginning of period	3,093,612	7,894,781
Cash and cash equivalents, end of period	4,339,736	13,368,936
SUPPLEMENTARY CASH FLOW DISCLOSURE
Interest paid	21,522	11,817
Share issue costs in accounts payable	$ 153,455	$ 246,836